General information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
General information	General information
Background and nature of operations
DoubleDown Interactive Co., Ltd. (“DDI,” “we,” “us,” “Parent Company,” “our” or “the Company,” formerly known as The8Games Co., Ltd.) was incorporated in 2008 in Seoul, Korea as an interactive entertainment studio, focused on the development and publishing of casual games and mobile applications. DDI is a subsidiary of DoubleU Games Co., Ltd. (“DUG” or “DoubleU Games”), a Korean company and our controlling shareholder holding 67.1% of our outstanding shares. In 2017, DDI acquired DoubleDown Interactive LLC (“DDI-US”) from International Gaming Technologies (“IGT”) for approximately $825 million. DDI-US is our primary revenue-generating company. In October 2023, we acquired SuprNation AB, a Swedish limited liability company (“SuprNation”), which currently operates our iGaming business. In July 2025, we acquired WHOW Games GmbH, a German limited liability company (“WHOW Games”), which is a social casino developer based in Germany (See Note 30: Acquisition).
We develop and publish digital gaming contents on various mobile and web platforms through our multi-format interactive all-in-one game experience concept. We host DoubleDown Casino, DoubleDown Classic, and DoubleDown Fort Knox within various formats, SuprNation’s four brands, Duelz, VoodooDreams, NYSpins, and LosvegasBet on web platforms, and WHOW Games’ proprietary brands, mainly MyJackpot and Lounge777, and licensed brand, mainly Merkur24, on both web and mobile platforms.
On September 2, 2021, we completed our initial public offering (“IPO”) of American Depositary Shares (“ADSs”), each representing 0.05 share of a common share, with par value of ₩10,000 per share, of the Company. Our ADSs trade on the NASDAQ Stock Market (“NASDAQ”) under the symbol “DDI.”
Acquisition of WHOW Games GmbH (“WHOW Games”)
On July 14, 2025, the Company closed the acquisition of a social casino developer headquartered in Hamburg, Germany, WHOW Games for a total cash consideration of €55.0 million (or approximately $64.3 million based on an exchange rate of €1 = $1.1687 as of then) (See Note 30: Acquisition).
Consolidated subsidiaries
The consolidated subsidiaries of the Company as of December 31, 2025 are as follows:

Subsidiary	Percentage of ownership(1)	Location	Fiscal year end	Main business
DoubleDown Interactive LLC	100%	USA	December	Game development
Double8 Games Co., Ltd	100%	Korea	December	Game development
SuprNation AB	100%	Sweden	December	Holding company
SuprClick Limited	100%	Malta	December	Marketing
SuprHoldings Limited	100%	Malta	December	Holding company
Red Sea Media Limited(2)	50%	Malta	December	Marketing
SuprPay Limited	100%	Malta	December	Game publishing and service
SuprPlay Limited	100%	Malta	December	Game publishing and service
SuprMedia Limited	100%	Gibraltar	December	Game publishing and service
SuprIsle Limited	100%	Isle of Man	December	Game publishing and service
SuprIsle Services Limited	100%	Isle of Man	December	Game publishing and service
WHOW Games GmbH	100%	Germany	December	Game development
WHOW Marketing GmbH	100%	Germany	December	Marketing
PlayCade Interactive GmbH	100%	Germany	December	Game development
(1)The effective percentage of ownership held by the Company, either directly or indirectly through its subsidiaries.
(2)     The Company holds 50% of the voting shares in Red Sea Media Limited and has substantive control, enabling it to exercise decision-making authority over its management.
In addition to the above subsidiaries, as of December 31, 2025, the Company has invested $30.8 million in certain Money Market Trust (“MMT”), which is controlled by the Company.